Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date of these unaudited condensed consolidated financial statements were issued. The Company did not identify any subsequent events, other than noted below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Chief Financial Officer Resignation

On April 13, 2023, Sterling Cross, the Company’s Chief Financial Officer, notified the Company of his intention to resign from his position, effective April 14, 2023. Mr. Cross did not advise the Company of any disagreement he had with the Company on any matter relating to its operations, policies, or practices.

Proxy Statement in connection with Extension

On May 3, 2023, the Company filed with the SEC, and subsequently mailed to its stockholders, a definitive proxy statement relating to a special meeting of stockholders (the “Special Meeting”) to approve, among other things, an amendment to its amended and restated certificate of incorporate to extend the deadline by which it has to consummate a business combination from May 25, 2023 to September 29, 2023 (the “Extension” and such date, the “Extended Date”). The Special Meeting is set to be held at 11:00 a.m. Eastern Time on May 22, 2023.

Chief Financial Officer Appointment

On May 11, 2023, the Company appointed Sabrina McKee, a member of its board of directors, as its Chief Financial Officer and Treasurer, effective as of April 14, 2023.

Business Combination

On April 14, 2023, Graf entered into the Merger Agreement, with Merger Sub and NKGen, pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into NKGen, with NKGen surviving the Merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of Graf. Immediately prior to the Closing, Graf will change its name to “NKGen Biotech, Inc.” and NKGen will change its name to “NKGen Operating Biotech, Inc.” The Company’s board of directors has unanimously approved and declared advisable the Merger Agreement and the Business Combination and resolved to recommend approval of the Merger Agreement and related matters by Graf’s stockholders.

Pursuant to the Merger Agreement, the Company has agreed to issue to the equityholders of NKGen aggregate consideration of a number of shares of newly issued common stock in an amount calculated using the exchange ratio described in the Merger Agreement. At the effective time of the merger, each outstanding and unexercised NKGen option will be cancelled and converted into an option to acquire common stock.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement. Related ancillary documents, each of which is in connection with the Closing and pursuant to the Merger, include the following: (i) a sponsor support and lockup agreement (the “Sponsor Support and Lockup Agreement”), pursuant to which the Sponsor agreed (x) to vote in favor of the merger and (y) to subject certain founder shares to a prescribed scheme; (ii) a support agreement (the “NKGen Support Agreement”), whereby NKGen stockholders agreed to vote in favor of the merger, (iii) a backstop agreement (the “Backstop Agreement”), whereby a majority stockholder of NKGen agreed to purchase a certain amount of common stock; (iv) lockup agreements (the “Lockup Agreements”), pursuant to which certain NKGen stockholders agreed to lockup their shares for a designated time period; and (v) an amended and restated registration rights agreement (the “A&R Registration Rights Agreement”) under which the company emerging from the merger agreed to register for resale.

The foregoing descriptions of the Merger Agreement, the Sponsor Support and Lockup Agreement, the NKGen Support Agreement, the Backstop Agreement, the Lockup Agreements and the A&R Registration Rights Agreement do not purport to be complete and are qualified in their entirety by reference to the complete text of the Merger Agreement, the Sponsor Support and Lockup Agreement, the NKGen Support Agreement, the Backstop Agreement, the Lockup Agreements and the A&R Registration Rights Agreement, copies of which is filed hereto as Exhibit 2.1, Exhibit 10.1, Exhibit 10.2, Exhibit 10.3, Exhibit 10.4 and Exhibit 10.5, respectively.

Convertible Promissory Note

In connection with the Extension and advances the Sponsor may make in the future to the Company for working capital expenses, on May 15, 2023, the Company issued a convertible promissory note to the Sponsor with a principal amount up to $1,500,000 (the “Convertible Promissory Note”). The Convertible Promissory Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial business combination, or (b) the date of the Company’s liquidation. If the Company does not consummate an initial business combination by the Extended Date, the Convertible Promissory Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. Subject to the terms and conditions of the Merger Agreement, dated as of April 14, 2023, by and among Graf, Merger Sub and NKGen, upon maturity, the outstanding principal of the Note may be converted into warrants, at a price of $1.50 per warrant, at the option of the Sponsor. Such warrants will have terms identical to the warrants issued to the Sponsor in a private placement that closed simultaneously with the Company’s initial public offering. Any drawdowns in connection with the Convertible Promissory Note are subject to unanimous written consent of the Company’s board of directors and the consent of the Sponsor. In no event shall the quantity of warrants issued exceed one million (1,000,000) warrants.

The foregoing description of the Convertible Promissory Note does not purport to be complete and is qualified in its entirety by the complete text of the Convertible Promissory Note, which is attached hereto as Exhibit 10.6.

Note 12 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 23, 2023, the Company and NKGen Biotech, Inc. (“NKGen Biotech”), a biotechnology company focused on harnessing the power of the body’s immune system through the development of natural killer cell therapies, issued a press release to announce that they had entered into a non-binding letter of intent for a potential business combination.